Other liabilities	12 Months Ended
Dec. 31, 2024
Miscellaneous liabilities [abstract]
Other liabilities
5.31 Other liabilities

	Year ended December 31,
in € thousand	2024	2023
Deferred income	5,028	513
Other financial liabilities	79	34
Miscellaneous liabilities	91	125
OTHER LIABILITIES	5,198	671
Less non-current portion	(46)	(79)
CURRENT PORTION	5,152	592

As at December 31, 2024 other liabilities increased to €5.2 million mainly due to deferred income related to the second agreement signed with CEPI.